Stock Option and Purchase Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	144,998	163,907	185,242
Shares, Granted	0	0	10,000
Shares, Exercised	(6,490)	(16,909)	(22,746)
Shares, Terminated		(2,000)	(8,589)
Shares, Ending Balance	138,508	144,998	163,907
Shares, Exercisable	129,498	103,798	91,103
Weighted Average Exercise Price, Beginning Balance	$ 28.86	$ 27.97	$ 24.73
Weighted Average Exercise Price, Granted			79.73
Weighted Average Exercise Price, Exercised	20.96	21.55	20.83
Weighted Average Exercise Price, Terminated		17.59	37.43
Weighted Average Exercise Price, Ending Balance	29.23	28.86	27.97
Weighted Average Exercise Price, Exercisable	$ 25.71	$ 21.39	$ 19.86
Weighted Average Remaining Contractual Term, Outstanding, July 2, 2017	4 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 2 months 12 days	4 years 7 months 6 days	4 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, July 3, 2016	$ 1,361
Aggregate Intrinsic Value, Exercisable	$ 1,361	$ 2,174	$ 4,592